Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Thrivent Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Small Cap Growth Fund TSCGX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Small Cap Growth Fund (the "Fund") seeks long-term capital growth. The Fund's investment objective may be changed without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES<br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES<br/>(expenses that you pay each year as a percentage of<br/>the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

From inception on February 28, 2018 through the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Certain other expense categories have been adjusted to annualize expenses after the initial short year to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example for the 1 Year period reflects the effect of the contractual fee waiver and/or expense reimbursement. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of small companies. The Adviser focuses mainly in the equity securities of smaller U.S. companies which have market capitalizations equivalent to those companies included in widely known indices such as the S&P SmallCap 600 Index, the MSCI USA Small Cap Index, or the small company market capitalization classification published by Lipper, Inc. These companies typically have a market capitalization of less than $6 billion. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in equity securities of small companies stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of companies that it believes have demonstrated and believes will sustain above-average revenue and earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. Many such companies are in the technology sector and the Fund may at times have a higher concentration in this industry.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Equity Security Risk. Equity securities held by the Fund may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. Equity securities are generally more volatile than most debt securities.

Growth Investing Risk. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.

Technology-Oriented Companies Risk. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information for the Fund is provided because it does not yet have a full year of performance history. Call 800-847-4836 or visit ThriventFunds.com for performance results current to the most recent month-end.

How the Fund has performed in the past is not necessarily an indication of how it will perform in the future. Performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information for the Fund is provided because it does not yet have a full year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-847-4836
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ThriventFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past is not necessarily an indication of how it will perform in the future.
Thrivent Small Cap Growth Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.66%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.46%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	2.25%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.21%
1 Year	rr_ExpenseExampleYear01	$ 123
3 Years	rr_ExpenseExampleYear03	853
5 Years	rr_ExpenseExampleYear05	1,605
10 Years	rr_ExpenseExampleYear10	$ 3,588

[1]	Certain other expense categories have been adjusted to annualize expenses after the initial short year to reflect current fees.
[2]	The Adviser has contractually agreed, through at least February 28, 2020, to waive a portion of the management fees associated with the Class S shares of the Thrivent Small Cap Growth Fund in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 1.21% of the average daily net assets of the Class S shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.